Preferred Stock (Schedule of Changes in the Unamortized Discount Arising from Beneficial Conversion Features of Preferred Stock) (Details) (Preferred stock (Note 15) [Member], JPY ¥) In Millions	12 Months Ended
Mar. 31, 2009
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	¥ 8,819
Addition on conversion price/ratio reset	659
Amortization to retained earnings	(4,779)
Charged to retained earnings on conversion of preferred stock	(4,699)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year
Class 8 [Member]
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	1,160
Amortization to retained earnings	(1,160)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year
Class 12 [Member]
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	7,658
Addition on conversion price/ratio reset	659
Amortization to retained earnings	(3,618)
Charged to retained earnings on conversion of preferred stock	(4,699)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year
Class 11 [Member]
Unamortized discount arising from beneficial conversion features of the preferred stock, Beginning of fiscal year	1
Amortization to retained earnings	(1)
Unamortized discount arising from beneficial conversion features of the preferred stock, End of fiscal year